Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities $ in Thousands	Dec. 31, 2021 CAD ($)
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	$ 5,005,320
Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,964,766
Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	43,555
Trade and other payables [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	43,555
Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,541
Customer and other deposits [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,541
Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	30,989
Satellite performance incentive payments [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	25,457
Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	2,859
Other financial liabilities [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	2,859
Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	4,926,376	[1]
Indebtedness [Member] | Carrying amount [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,891,354	[1]
2023 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	334,066
2023 [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	43,555
2023 [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,062
2023 [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	8,092
2023 [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	2,859
2023 [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	278,498	[1]
2024 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	259,042
2024 [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2024 [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	104
2024 [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	5,660
2024 [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2024 [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	253,278	[1]
2025 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	255,470
2025 [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2025 [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	221
2025 [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,337
2025 [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2025 [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	251,912	[1]
2026 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,027,747
2026 [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2026 [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2026 [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,399
2026 [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2026 [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	3,024,348	[1]
2027 [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,120,855
2027 [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2027 [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2027 [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	2,515
2027 [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
2027 [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	1,118,340	[1]
Thereafter [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	8,140
Thereafter [Member] | Trade and other payables [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Thereafter [Member] | Customer and other deposits [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	154
Thereafter [Member] | Satellite performance incentive payments [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities	7,986
Thereafter [Member] | Other financial liabilities [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities
Thereafter [Member] | Indebtedness [Member]
Financial Instruments (Details) - Schedule of contractual maturities of financial liabilities [Line Items]
Total contractual maturities of financial liabilities		[1]

[1]	Indebtedness excludes deferred financing costs, prepayment options and loss on repayment.